Debt (Narrative) (Details)					1 Months Ended	3 Months Ended								12 Months Ended
		Jul. 25, 2016 GBP (£)	Jul. 14, 2016 GBP (£)	Jun. 29, 2015 USD ($)	Jan. 31, 2009 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Average borrowings outstanding														$ 493,200,000	$ 443,900,000
Weighted average interest rate of borrowings														6.30%	6.70%
Net interest expense incurred														$ 27,300,000	$ 32,300,000	$ 30,700,000
Interest Income						$ 3,184,000	$ 861,000	$ 1,173,000	$ 1,363,000	$ 1,041,000	$ 740,000	$ 721,000	$ 591,000	6,581,000	3,093,000	1,909,000
Interest expense						$ 8,103,000	$ 8,619,000	$ 9,035,000	$ 8,129,000	10,857,000	$ 8,614,000	$ 7,971,000	$ 7,948,000	$ 33,886,000	35,390,000	$ 32,654,000
7.25% Unsecured Notes due February 1, 2019 [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense										$ 100,000					$ 100,000
Interest rate of debt instrument					7.25%	7.25%				7.25%				7.25%	7.25%
Face amount of debt issued					$ 400,000,000
Debt Instrument, Maturity date					Feb. 01, 2019
Notes repurchase percentage of principal amount to be eligible for redemption					101.00%
Fair value of debt instrument						$ 414,700,000				$ 438,700,000				$ 414,700,000	$ 438,700,000
Carrying value of debt instrument	[1]					399,507,000				399,052,000				399,507,000	399,052,000
Debt Instrument, Term					10 years
Five-Year Revolving Credit Agreement Dated June 29, 2015 [Member]
Debt Instrument [Line Items]
Covenant, Leverage Ratio, Maximum				3.5
Covenant, Interest Coverage Ratio, Minimum				3.5
Line of Credit						$ 0				0				$ 0	$ 0
Current borrowing capacity				$ 200,000,000
Debt Instrument, Term				5 years
Other Indebtedness [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument						2.00%								2.00%
Debt Instrument, Maturity year, start															Jan. 01, 2019
Debt Instrument, Maturity year, end															Dec. 31, 2026
Debt Instrument, Maturity date														Dec. 31, 2026
Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense						$ 400,000				500,000				$ 400,000	$ 500,000
Line of Credit	[2]					$ 93,671,000				$ 91,316,000				93,671,000	$ 91,316,000
Minimum [Member] | Five-Year Revolving Credit Agreement Dated June 29, 2015 [Member]
Debt Instrument [Line Items]
Unused Capacity, Commitment Fee Percentage				0.15%
Minimum [Member] | Other Indebtedness [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument										2.00%					2.00%
Maximum [Member] | Five-Year Revolving Credit Agreement Dated June 29, 2015 [Member]
Debt Instrument [Line Items]
Unused Capacity, Commitment Fee Percentage				0.25%
Maximum [Member] | Other Indebtedness [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument										6.00%					6.00%
Eurodollar [Member] | Five-Year Revolving Credit Agreement Dated June 29, 2015 [Member]
Debt Instrument [Line Items]
Basis Spread on Variable Rate				1.00%
Federal Funds Effective Swap Rate [Member] | Five-Year Revolving Credit Agreement Dated June 29, 2015 [Member]
Debt Instrument [Line Items]
Basis Spread on Variable Rate				0.50%
Education [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notional amount of cash flow hedge | £		£ 75,000,000
Derivative, Fixed Interest Rate		0.51%
Interest rate swap percentage rate		2.01%
Basis Spread on Variable Rate		1.50%
Education [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Covenant, Leverage Ratio, Maximum			3.5
Covenant, Interest Coverage Ratio, Minimum			3.5
Line of Credit | £		£ 75,000,000
Current borrowing capacity | £			£ 75,000,000
Debt Instrument, Term			4 years
Education [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Basis Spread on Variable Rate			1.25%
Education [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Basis Spread on Variable Rate			1.75%
Cable Spin-Off [Member]
Debt Instrument [Line Items]
Face amount of debt issued																	$ 450,000,000
Cable Spin-Off [Member] | Cable [Member]
Debt Instrument [Line Items]
Face amount of debt issued																	$ 550,000,000
Debt Instrument, Redemption, First Anniversary [Member] | Education [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Price Percentage Of Outstanding Balance Redeemed			6.66%
Debt Instrument, Redemption, Second Anniversary [Member] | Education [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Price Percentage Of Outstanding Balance Redeemed			6.66%
Debt Instrument, Redemption, Third Anniversary [Member] | Education [Member] | Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Price Percentage Of Outstanding Balance Redeemed			6.66%
Securities Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Interest Income														$ 2,300,000
Interest expense															$ 2,700,000

[1]	The carrying value is net of $0.1 million of unamortized debt issuance costs as of December 31, 2016.
[2]	The carrying value is net of $0.4 million and $0.5 million of unamortized debt issuance costs as of December 31, 2017 and 2016, respectively.